Average Annual Total Returns - Class B - DWS Equity 500 Index VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 30, 2002	17.63%	14.51%	13.23%	18.40%	15.22%	13.88%